RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances (refer to Note 9: Investments in sales-type leases, direct financing leases and leaseback assets).

(in thousands of $)	June 30, 2021	December 31, 2020
Amounts due from:
Frontline Shipping	—	2,875
Frontline	3,093	3,202
Seadrill	2,773	3,613
Seatankers	181	—
River Box	5	—
SFL Hercules	213	—
Golden Ocean	1,230	—
Other related parties	—	2
Allowance for expected credit losses*	(2,653)	(1,974)
Total amount due from related parties	4,842	7,718

Loans to related parties - associated companies, long-term
River Box	45,000	45,000
SFL Hercules	80,000	78,910
Loans and long term receivables to related parties including associates	125,000	123,910

Amounts due to:
Frontline Shipping	1,204	836
Frontline	75	1,826
Golden Ocean	—	23
Other related parties	50	39
Total amount due to related parties	1,329	2,724

* See Note 18: Allowance for expected credit losses.

Schedule of related party leasing revenues and repayments
A summary of leasing revenues and repayments from Frontline Shipping and Golden Ocean is as follows:

	Six months ended
(in thousands of $)	June 30, 2021	June 30, 2020
Golden Ocean:
Operating lease income	25,261	26,663
Profit share	1,244	—
Frontline Shipping:
Direct financing lease interest income	766	946
Direct financing lease service revenue	3,258	3,591
Direct financing lease repayments	3,176	3,403
Profit share	268	10,358

Schedule of fees with related parties
In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended
(in thousands of $)	June 30, 2021	June 30, 2020
Frontline:
Vessel Management Fees	4,249	4,592
Newbuilding Supervision Fees	16	—
Commissions and Brokerage	96	178
Administration Services Fees	59	37
Golden Ocean:
Vessel Management Fees	10,136	10,192
Operating Management Fees	355	466
Administration Services Fees	33	32
Seatankers:
Administration Services Fees*	113	206
Office Facilities:
Seatankers Management Norway AS	54	47
Frontline Management AS	118	96
Frontline Corporate Services Ltd.	71	169
* In addition a credit note of $0.3 million was received during the six months ended June 30, 2021 in relation to 2020 fees paid.
Schedule of related party loans – associated companies
Related party loans – associated companies

A summary of loans entered into with River Box and SFL Hercules are as follows:

(in millions of $)	River Box	SFL Hercules
Loans granted	45	145
Loans outstanding at June 30, 2021	45	80

The loans to River Box and SFL Hercules are fixed interest rate loans. These loans are repayable in full on October 1, 2023 (SFL Hercules) and November 16, 2033 (River Box) or earlier if the companies sell their assets.

Interest income received on the loans to associated companies is as follows:

	Six months ended
(in millions of $)	June 30, 2021	June 30, 2020
River Box	2.3	—
SFL Deepwater*	—	2.5
SFL Hercules	1.8	1.8
SFL Linus*	—	2.7

*In October 2020, the Company was determined to be the primary beneficiary of SFL Linus and SFL Deepwater following changes to the financing agreements and as a result of defaults by Seadrill and therefore consolidated these entities from this date.

Schedule of interest income on related party loan notes	The Company received the following interest income on the loan notes:

	Six months ended
(in thousands of $)	June 30, 2021	June 30, 2020
Frontline Shipping	—	82
Frontline	—	97

Schedule of dividends and interest income received from shares held in and secured notes issued by related parties

	Six months ended
(in thousands of $)	June 30, 2021	June 30, 2020
Dividends received
ADS Maritime Holding	—	1,508
Frontline	—	2,376
Interest income received
NorAm Drilling	—	210
For additional information on the shares and corporate bonds held, refer to Note 5: Investments in debt and equity securities.